Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events
18.	Subsequent Events

On April 30, 2018, the Company received a letter from the Listing Qualifications Department of The Nasdaq Stock Market (“Nasdaq”), dated April 27, 2018 (“Nasdaq Letter”), notifying the Company that it was not in compliance with the requirements for continued listing under Nasdaq Listing Rule 5250(c)(1), because it was unable to timely file its annual report on Form 20-F for the year ended December 31, 2017 (“2017 Annual Report”). Under Nasdaq Listing Rules, the Group had 60 calendar days from the date of the Nasdaq Letter to submit a plan as to how it planned to regain compliance with Nasdaq’s continued listing requirements (“Compliance Plan”). If Nasdaq accepted the Group’s Compliance Plan, Nasdaq could grant the Group an exception of up to 180 calendar days from the due date of the 2017 Annual Report, or until October 29, 2018, to regain compliance. If Nasdaq did not accept the Compliance Plan, the Company would have the opportunity to appeal that decision to a Nasdaq Hearings Panel. The Nasdaq Letter had no immediate impact on the listing of the ADSs representing the Company’s Class B ordinary shares on Nasdaq. On August 29, 2018, the Group reported that it had received a letter from Nasdaq’s Listing Qualifications Department, dated August 21, 2018. The letter notified the Company that the Nasdaq staff had determined to grant the Group additional time to regain compliance with Nasdaq’s listing requirements, provided the Group filed its 2017 Annual Report by October 29, 2018, and provided the Nasdaq staff with an update on the audit committee’s internal investigation on or before September 28, 2018. On October 31, 2018, the Company announced that it received a letter from the Staff of the Listing Qualifications Department of the Nasdaq notifying the Company that since it remained delinquent in filing the 2017 Annual Report, it had not regained compliance with Nasdaq Listing Rule 5250(c)(1) (the “Rule”), which requires timely filing of periodic reports with the Securities and Exchange Commission (“SEC”). As described in the letter, as a result of the continued delinquency, the Company’s ADSs were subject to delisting unless the Company timely requested a hearing before a Nasdaq Hearings Panel (“Panel”). On November 6, 2018, the Company requested a hearing before the Panel to present its plan for regaining compliance with the Rule and requested continued listing pending its return to compliance. On December 13, 2018, the Company attended such hearing with the Panel. On January 4, 2019, the Company received a letter from the Panel granting the Company’s request to remain listed on Nasdaq, subject to the Company being current in its filings with the SEC on or before January 31, 2019 and certain other conditions.

On May 5, 2018, the Group completed the transactions contemplated by the Company’s April 30, 2018 convertible note purchase agreement with FutureX Innovation SPC (the “Investor”), an affiliate of FutureX Capital Limited (“FutureX”). In accordance with the convertible note purchase agreement, the Group received US$40 million and issued a convertible note in the principal value of US$40 million (the “Note”) that is convertible, in whole or in part, into Class B ordinary shares of the Group at a conversion price of US$6.50 per share, subject to customary adjustments. The Note has a term of 18 months and bears interest at 2.80% per annum. The Note includes other customary terms and covenants, including certain events of default after which the Note may be due and payable immediately. Additionally, in the event of a fundamental change, as defined in the Note, the holder of the Note may require the Company to repurchase the Note at a price equal to 100% of the principal amount of the Note, plus accrued and unpaid interest. The Investor agreed not to transfer or sell the Note, the Class B ordinary shares or any other securities of the Group, or enter into any swap, short sale or similar arrangements relating to such securities, for a period of six months after the issuance of the Note. In connection with this transaction, the Group and Investor entered into a registration rights agreement (the “Registration Rights Agreement”), under which the Investor has the right to require the Group, within 15 months following the issuance of the Note, to file a registration statement with the SEC covering the offer and sale of the Class B ordinary shares issued upon conversion of the Note, as well as certain customary piggyback registration rights.

On May 8, 2018, the Company’s Board of Directors (the “Board”) received a preliminary non-binding proposal letter, dated May 8, 2018, from FutureX Capital Limited (the “Proposing Buyer”), proposing to acquire all outstanding shares of the Company that the Proposing Buyer does not already own for US$8.70 in cash per ADS (each representing one Class B ordinary share of the Company) in a going private transaction. On May 11, 2018, the Board of Directors formed a special committee to evaluate the proposed transaction and any other alternative transactions.

In October 2018, the Company’s audit committee concluded its internal investigation. The Group has made significant progress in implementing, and continues to action, a number of remedial steps to bolster substantially its financial controls and contract management processes as recommended by the audit committee.

As of December 31, 2018, the Group’s total cash and cash equivalents were approximately RMB96.4 million (US$14.0 million). For this calculation, the RMB amount is translated into U.S. Dollars at the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on December 28, 2018, which was RMB6.8755 to US$1.00. The Group’s cash and cash equivalents decreased substantially from December 31, 2017 primarily due to its use of cash in operating activities, continued investments in new market opportunities, funding its net loss and increased expenses incurred for professional accounting and legal fees. The Group believes that it can meet its future liquidity and capital requirements for at least next twelve months from the date of this report. However, in the near term, the Group may need to suspend certain customer relationships that consume working capital, reduce operating expenses through restructuring, or increase its working capital through additional sales of equity or debt securities, or other borrowing arrangements. Any such restructuring activities may adversely affect its revenues, and any issuance and sale of additional equity would result in further dilution to the Company’s shareholders. The incurrence of additional indebtedness would result in increased fixed obligations and could result in operating covenants that would restrict the Group’s operations. Failure to increase the Group’s working capital would have a material adverse effect on its business.